Accounts Receivable - Summary of Gross Value of Overdue Receivables (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	€ 633	€ 642
Less than 1 Month
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	210	269
1 to 3 Months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	208	171
3 to 6 Months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	81	61
6 to 12 Months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	29	36
Greater than 12 Months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	€ 105	€ 105